Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of the Error Correction
	June 30, 2023	Correction	Corrected June 30, 2023
Research and development expense	$1,944,181	$(182,715)	$1,761,466
General and administrative expense	281,918	182,715	464,633
	$2,226,099	$-	$2,226,099

Schedule of Cash and Cash Equivalents
	June 30,	December 31,
	2024	2023
Cash	$645,594	$1,550,098
Money market funds	50,000	1,026,318
	$695,594	$2,576,416

Cash and cash equivalents include cash in bank accounts and money market funds with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value. As of December 31, 2023 and 2022, cash and cash equivalents consisted of the following:

	December 31,	December 31,
	2023	2022
Cash	$1,550,098	$5,411,378
Money market funds	1,026,318	3,005,825
	$2,576,416	$8,417,203

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Set out below are the Company’s financial instruments that are required to be remeasured at fair value on a recurring basis and their fair value hierarchy as of June 30, 2024 and December 31, 2023:

June 30, 2024	Level 1	Level 2	Level 3	Carrying Value
Assets
Marketable Securities:
United States Treasury Bonds	$1,642,995	$-	$-	$1,642,995
Total Assets	$1,642,995	$-	$-	$1,642,995
Liabilities
Derivative Liability - Warrants	$-	$-	$359,919	$359,919
Derivative Liability - Accelerated feature	-	-	504	504
Total Liabilities	$-	$-	$360,423	$360,423

December 31, 2023	Level 1	Level 2	Level 3	Carrying Value
Assets
Marketable Securities:
United States Treasury Bonds	$2,887,215	$-	$-	$2,887,215
Total Assets	$2,887,215	$-	$-	$2,887,215
Liabilities
Derivative Liability - Warrants	$-	$-	$410,660	$410,660
Derivative Liability - Accelerated feature	-	-	3,852	3,852
Total Liabilities	$-	$-	$414,512	$414,512

Set out below are the Company’s financial instruments that are required to be remeasured at fair value on a recurring basis and their fair value hierarchy as of December 31, 2023:

December 31, 2023	Level 1	Level 2	Level 3	Carrying Value
Assets
Marketable Securities:
United States Treasury Bonds	$2,887,215	$—	$—	$2,887,215
Total Assets	$2,887,215	$—	$—	$2,887,215
Liabilities
Derivative Liability - Warrants	$—	$—	$410,660	$410,660
Derivative Liability - Accelerated feature	—	—	3,852	3,852
Total Liabilities	$—	$—	$414,512	$414,512

Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share

For the six months ended June 30, 2024 and 2023, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	June 30,	June 30,
	2024	2023
Convertible notes (Note 5)	80,744	155,378
Warrant (Note 6)	184,000	184,000
Restricted stock units (Note 6)	58,839	10,382
	323,583	349,760

For the years ended December 31, 2023 and 2022, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	December 31,	December 31,
	2023	2022
		(as restated)
Convertible notes (Note 6)	119,939	—
Warrants (Note 7)	184,000	47,831
Restricted stock units (Note 7)	24,731	2,966
	328,670	50,797

Schedule of Key Inputs of Warrant Liabilities

The key inputs for the Monte Carlo simulation as of June 30, 2024, were as follows:

Net cash settlement and down round key valuation inputs – warrants*
Annualized volatility	89.76% - 99.20%
Risk-free interest rate	4.61% - 5.48%
Quoted VWAP	$3.12
Exercise price	$18.80
Probability assessment	2.5% - 30%
Illiquidity discount	-15%
Time period (years)	0.11 - 2.53

*	Based on a Monte Carlo simulation analysis of 250,000 iterations

Acceleration option key valuation inputs*
Annualized volatility	64.76% - 74.98%
Risk-free interest rate	5.23% - 5.48%
Quoted VWAP	$3.12
Illiquidity discount	-15%
Time period (years)	0 - 0.7

*	Based on a Monte Carlo simulation analysis of 250,000 iterations

The range of key inputs for the Monte Carlo simulation for the year ended December 31, 2023, were as follows:

Net cash settlement and down round key valuation inputs – Alto Warrants*
Annualized volatility	77.51% - 92.33%
Risk-free interest rate	4.01% - 5.23%
Quoted VWAP*	$4.72
Exercise price	$18.80
Probability assessment	5% - 25%
Illiquidity discount	(17)%
Time period (years)	0.53 - 3.03
Estimated fair value (issuance)	$1,189,000
Estimated fair value (December 31, 2023)	$410,660

*	Based on a Monte Carlo simulation analysis of 50,000 iterations

Alto Acceleration Option key valuation inputs*
Annualized volatility	34.23% - 59.15%
Risk-free interest rate	4.68% - 5.60%
Quoted VWAP*	$4.72
Illiquidity discount	(17)%
Time period (years)	0 - 1.2
Estimated fair value (issuance)	$1,442,000
Estimated fair value (December 31, 2023)	$3,852

*	Based on a Monte Carlo simulation analysis of 50,000 iterations

Schedule of Warrant Liabilities

Warrant Liability – Series A Preferred Stock Obligation
Balance, December 31, 2021 (as restated)	334,955
Issued	-
Exercised (settled)	-
Loss on change in fair value	421,768
Reclassifications to stockholders’ equity	(756,723)
Balance, December 31, 2022	—

Warrant Liability – August 2022 Warrants
Balance, December 31, 2021 (as restated)	-
Issued	146,624
Exercised (settled)	(91,036)
Loss on change in fair value	5,102
Reclassifications to stockholders’ equity	(60,690)
Balance, December 31, 2022	—

Warrant Liability – Boustead Placement Agent Warrants
Balance, December 31, 2021 (as restated)	-
Issued	92,336
Exercised (settled)	-
Gain on change in fair value	(28,196)
Reclassification to stockholders’ equity	(64,140)
Balance, December 31, 2022	—

Schedule of Useful Lives for Property Plant Equipment
Furniture	5 years
Computers and equipment	5 years
Research Equipment	10 years

Warrant [Member]
Schedule of Key Inputs of Warrant Liabilities

Warrant Liability – Series A Preferred Stock Obligation	December 31, 2021	Reclassification Date
Estimated fair value of Company’s stock	$40.00	$32.50
Exercise price (based on estimated IPO or Listing terms at issuance)	$40.00 - $166.56	$32.00
Number of warrants (based on estimated Series A Preferred Stock conversion shares upon IPO or Listing at issuance)	12,135 - 33,681 shares	42,101 shares
Annualized volatility	86.3%	82.5%
Risk-free interest rate	1.08%	3.44%
Estimated IPO date	9/30/2022	—
Estimated Term	3.75 years	3.00 years
Probability of IPO or Listing Occurring	90%	—
Probability of IPO as “Qualified IPO”	33%	—
Probability of IPO as “Listing”	67%	—
Estimated fair value	$334,955	$756,723

Warrant Liability – August 2022 Warrants	Issuance Dates	Reclassification/Settlement Date
Estimated fair value of Company’s stock	$32.00	$32.50
Exercise price	$20.00	$20.00
Number of warrants	6,250	6,250
Remaining term	5.0 years	4.9 years
Volatility	80.0%	82.5%
Risk-free interest rate	2.7%	3.3%
Estimated fair value	$146,624	$151,726

Warrant Liability – Boustead Placement Agent Warrants	Issuance Dates	Reclassification Date
Estimated fair value of Company’s stock	$32.00	$32.50
Exercise price (based on estimated Convertible Note conversion terms at issuance)	$16.00	$16.00
Number of warrants (based on estimated Convertible Note conversion terms at issuance)	3,688	2,581
Remaining term	5.0 years	4.4 – 4.5 years
Volatility	86.1%	82.5%
Risk-free interest rate	1.8% - 2.0%	3.4%
Estimated fair value	$92,336	$64,140